AB Variable Products Series Fund, Inc.

AB Large Cap Growth Portfolio

Portfolio of Investments

March 31, 2024 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.1%
Information Technology – 33.8%
Communications Equipment – 3.5%
Arista Networks, Inc.(a)	65,572	$19,014,569
Motorola Solutions, Inc.	31,890	11,320,312

		30,334,881

Electronic Equipment, Instruments & Components – 0.4%
Amphenol Corp. - Class A	31,592	3,644,137

IT Services – 0.4%
EPAM Systems, Inc.(a)	11,555	3,191,029

Semiconductors & Semiconductor Equipment – 12.7%
ASML Holding NV (REG)	5,843	5,670,456
Broadcom, Inc.	5,583	7,399,764
Entegris, Inc.	27,377	3,847,564
NVIDIA Corp.	70,580	63,773,265
QUALCOMM, Inc.	120,624	20,421,643
Texas Instruments, Inc.	50,850	8,858,578

		109,971,270

Software – 16.8%
Adobe, Inc.(a)	22,374	11,289,920
Autodesk, Inc.(a)	12,488	3,252,125
Cadence Design Systems, Inc.(a)	21,425	6,669,174
Crowdstrike Holdings, Inc. - Class A(a)	22,847	7,324,520
Fortinet, Inc.(a)	128,369	8,768,886
Manhattan Associates, Inc.(a)	22,701	5,680,471
Microsoft Corp.	191,647	80,629,726
Roper Technologies, Inc.	11,272	6,321,788
ServiceNow, Inc.(a)	9,550	7,280,920
Synopsys, Inc.(a)	10,983	6,276,785
Tyler Technologies, Inc.(a)	3,270	1,389,783

		144,884,098

		292,025,415

Health Care – 20.3%
Biotechnology – 3.2%
Genmab A/S (Sponsored ADR)(a)	147,067	4,398,774
Vertex Pharmaceuticals, Inc.(a)	55,940	23,383,479

		27,782,253

Health Care Equipment & Supplies – 6.2%
Align Technology, Inc.(a)	15,406	5,051,935
Edwards Lifesciences Corp.(a)	115,981	11,083,144
IDEXX Laboratories, Inc.(a)	26,828	14,485,242
Intuitive Surgical, Inc.(a)	58,317	23,273,732

		53,894,053

Company	Shares	U.S. $ Value

Health Care Providers & Services – 3.5%
ABIOMED, Inc. (CVR)(a) (b) (c)	11,373	$11,601
UnitedHealth Group, Inc.	61,296	30,323,131

		30,334,732

Health Care Technology – 1.7%
Veeva Systems, Inc. - Class A(a)	63,665	14,750,544

Life Sciences Tools & Services – 1.3%
Mettler-Toledo International, Inc.(a)	4,170	5,551,479
Waters Corp.(a)	16,142	5,556,561

		11,108,040

Pharmaceuticals – 4.4%
Eli Lilly & Co.	29,945	23,296,012
Zoetis, Inc.	85,724	14,505,358

		37,801,370

		175,670,992

Consumer Discretionary – 13.2%
Automobiles – 0.8%
Ferrari NV	15,818	6,895,699

Broadline Retail – 6.1%
Amazon.com, Inc.(a)	289,705	52,256,988

Hotels, Restaurants & Leisure – 1.5%
Chipotle Mexican Grill, Inc.(a)	4,595	13,356,608

Specialty Retail – 2.3%
Home Depot, Inc. (The)	30,819	11,822,168
Tractor Supply Co.	29,734	7,781,983

		19,604,151

Textiles, Apparel & Luxury Goods – 2.5%
Lululemon Athletica, Inc.(a)	33,935	13,256,708
NIKE, Inc. - Class B	88,777	8,343,262

		21,599,970

		113,713,416

Communication Services – 11.9%
Entertainment – 2.1%
Netflix, Inc.(a)	30,098	18,279,418

Interactive Media & Services – 9.8%
Alphabet, Inc. - Class C(a)	278,994	42,479,627
Meta Platforms, Inc. - Class A	87,373	42,426,581

		84,906,208

		103,185,626

Consumer Staples – 6.3%
Beverages – 3.4%
Celsius Holdings, Inc.(a)	27,015	2,240,084
Monster Beverage Corp.(a)	456,687	27,072,405

		29,312,489

Company	Shares	U.S. $ Value

Consumer Staples Distribution & Retail – 2.9%
Costco Wholesale Corp.	33,815	$24,773,884

		54,086,373

Industrials – 6.0%
Building Products – 2.0%
Otis Worldwide Corp.	127,543	12,661,193
Trex Co., Inc.(a)	47,213	4,709,497

		17,370,690

Commercial Services & Supplies – 2.5%
Copart, Inc.(a)	371,979	21,545,024

Electrical Equipment – 0.6%
AMETEK, Inc.	28,760	5,260,204

Professional Services – 0.9%
Verisk Analytics, Inc.	30,727	7,243,276

		51,419,194

Financials – 5.1%
Capital Markets – 0.7%
MSCI, Inc.	11,227	6,292,172

Financial Services – 4.4%
Visa, Inc. - Class A	134,686	37,588,169

		43,880,341

Materials – 1.5%
Chemicals – 1.5%
Sherwin-Williams Co. (The)	36,951	12,834,191

Total Common Stocks (cost $408,288,184)		846,815,548

SHORT-TERM INVESTMENTS – 2.2%
Investment Companies – 2.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.21%(d) (e) (f) (cost $18,611,692)	18,611,692	18,611,692

Total Investments – 100.3% (cost $426,899,876)(g)		865,427,240	(h)
Other assets less liabilities – (0.3)%		(2,526,858)

Net Assets – 100.0%		$862,900,382

(a)	Non-income producing security.
(b)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(c)	Fair valued by the Adviser.
(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(g)

As of March 31, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $441,098,454 and gross unrealized depreciation of investments was $(2,571,090), resulting in net unrealized appreciation of $438,527,364.

(h)

On March 29, 2024, the Portfolio and U.S. stock exchanges were closed for business due to a U.S. holiday but the foreign markets remained open for trading. The Portfolio valued its foreign securities using the closing market prices from the respective foreign markets as of March 28, 2024 for financial reporting purposes.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

CVR – Contingent Value Right

REG – Registered Shares

AB Variable Products Series Fund, Inc.

AB Large Cap Growth Portfolio

March 31, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2024:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Information Technology	$292,025,415	$—	$—	$292,025,415
Health Care	175,659,391	—	11,601	175,670,992
Consumer Discretionary	113,713,416	—	—	113,713,416
Communication Services	103,185,626	—	—	103,185,626
Consumer Staples	54,086,373	—	—	54,086,373
Industrials	51,419,194	—	—	51,419,194
Financials	43,880,341	—	—	43,880,341
Materials	12,834,191	—	—	12,834,191
Short-Term Investments	18,611,692	—	—	18,611,692

Total Investments in Securities	865,415,639	—	11,601	865,427,240
Other Financial Instruments(a)	—	—	—	—

Total	$865,415,639	$—	$11,601	$865,427,240

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended March 31, 2024 is as follows:

Portfolio	Market Value 12/31/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 03/31/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$35,427	$19,846	$36,661	$18,612	$385